Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
June 30, 2023
Z65-NPRT1-0823
1.9895832.104
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	27,934	389,963
Fidelity Series Commodity Strategy Fund (a)	277	26,782
Fidelity Series Large Cap Growth Index Fund (a)	14,150	246,489
Fidelity Series Large Cap Stock Fund (a)	14,350	271,217
Fidelity Series Large Cap Value Index Fund (a)	34,815	503,770
Fidelity Series Small Cap Core Fund (a)	132	1,358
Fidelity Series Small Cap Opportunities Fund (a)	9,552	123,029
Fidelity Series Value Discovery Fund (a)	12,537	185,794
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,592,292)		1,748,402

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,129	101,660
Fidelity Series Emerging Markets Fund (a)	10,983	91,270
Fidelity Series Emerging Markets Opportunities Fund (a)	21,601	366,139
Fidelity Series International Growth Fund (a)	14,340	235,613
Fidelity Series International Index Fund (a)	8,522	97,742
Fidelity Series International Small Cap Fund (a)	4,431	71,920
Fidelity Series International Value Fund (a)	21,347	236,099
Fidelity Series Overseas Fund (a)	18,796	235,699
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,352,221)		1,436,142

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,728	21,549
Fidelity Series Corporate Bond Fund (a)	1,745	15,791
Fidelity Series Emerging Markets Debt Fund (a)	649	4,804
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	169	1,589
Fidelity Series Floating Rate High Income Fund (a)	396	3,552
Fidelity Series Government Bond Index Fund (a)	2,513	23,047
Fidelity Series International Credit Fund (a)	4	28
Fidelity Series International Developed Markets Bond Index Fund (a)	22	190
Fidelity Series Investment Grade Bond Fund (a)	2,363	23,517
Fidelity Series Investment Grade Securitized Fund (a)	1,798	16,001
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,533	219,928
Fidelity Series Real Estate Income Fund (a)	529	5,070
TOTAL BOND FUNDS (Cost $344,204)		335,066

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b)	19	19
Fidelity Series Government Money Market Fund 5.17% (a)(c)	12,947	12,947
Fidelity Series Short-Term Credit Fund (a)	274	2,637
Fidelity Series Treasury Bill Index Fund (a)	3,205	31,858
TOTAL SHORT-TERM FUNDS (Cost $47,460)		47,461

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,336,177)	3,567,071
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	3,567,073

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,755	5,445	247	3	4	(408)	21,549
Fidelity Series Blue Chip Growth Fund	300,610	70,183	35,993	-	3,235	51,928	389,963
Fidelity Series Canada Fund	78,087	21,941	1,815	-	11	3,436	101,660
Fidelity Series Commodity Strategy Fund	20,116	7,489	224	-	(15)	(584)	26,782
Fidelity Series Corporate Bond Fund	12,112	4,090	263	138	(5)	(143)	15,791
Fidelity Series Emerging Markets Debt Fund	3,679	1,128	41	64	(1)	39	4,804
Fidelity Series Emerging Markets Debt Local Currency Fund	1,236	326	15	-	-	42	1,589
Fidelity Series Emerging Markets Fund	65,104	25,003	584	-	(12)	1,759	91,270
Fidelity Series Emerging Markets Opportunities Fund	283,503	76,654	3,879	-	71	9,790	366,139
Fidelity Series Floating Rate High Income Fund	2,697	851	30	70	-	34	3,552
Fidelity Series Government Bond Index Fund	17,814	6,049	385	134	(5)	(426)	23,047
Fidelity Series Government Money Market Fund 5.17%	9,388	3,847	288	139	-	-	12,947
Fidelity Series International Credit Fund	28	-	-	-	-	-	28
Fidelity Series International Developed Markets Bond Index Fund	-	191	-	-	-	(1)	190
Fidelity Series International Growth Fund	181,246	50,614	4,655	-	265	8,143	235,613
Fidelity Series International Index Fund	75,161	21,546	1,583	-	26	2,592	97,742
Fidelity Series International Small Cap Fund	56,866	14,890	618	-	1	781	71,920
Fidelity Series International Value Fund	180,805	49,978	3,288	-	13	8,591	236,099
Fidelity Series Investment Grade Bond Fund	18,204	6,029	421	200	(1)	(294)	23,517
Fidelity Series Investment Grade Securitized Fund	12,489	4,004	278	131	(4)	(210)	16,001
Fidelity Series Large Cap Growth Index Fund	190,437	44,523	15,235	573	1,181	25,583	246,489
Fidelity Series Large Cap Stock Fund	208,719	49,606	4,057	-	47	16,902	271,217
Fidelity Series Large Cap Value Index Fund	389,482	105,471	10,883	-	(199)	19,899	503,770
Fidelity Series Long-Term Treasury Bond Index Fund	170,578	58,643	3,526	1,427	42	(5,809)	219,928
Fidelity Series Overseas Fund	181,085	51,430	5,841	-	394	8,631	235,699
Fidelity Series Real Estate Income Fund	4,984	1,337	1,298	85	(26)	73	5,070
Fidelity Series Short-Term Credit Fund	2,324	325	-	18	-	(12)	2,637
Fidelity Series Small Cap Core Fund	2,407	1	1,022	1	(18)	(10)	1,358
Fidelity Series Small Cap Opportunities Fund	95,444	25,675	4,484	-	2	6,392	123,029
Fidelity Series Treasury Bill Index Fund	24,020	8,101	239	336	-	(24)	31,858
Fidelity Series Value Discovery Fund	142,694	40,155	1,845	-	(27)	4,817	185,794
	2,748,074	755,525	103,037	3,319	4,979	161,511	3,567,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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